WARRANTS (Details) (Warrant [Member ], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member ]
Warrants outstanding	6,711,733	6,188,400
Warrants exercised
Warrants granted	523,333
Warrants expired
Warrants outstanding, weighted average exercise price	$ 0.35	$ 0.35
Warrants exercised, weighted average exercise price
Warrants granted, weighted average exercise price	$ 0.45
Warrants expired, weighted average exercise price